New Standards Adopted as at April 1, 2018	12 Months Ended
Mar. 31, 2019
New Standards Adopted As At April 1 2018
New Standards Adopted as at April 1, 2018
39	NEW STANDARDS ADOPTED AS AT APRIL 1, 2018

Adoption of IFRS 15, "Revenue from Contracts with Customers"

On April 1, 2018, the Group adopted IFRS 15, “Revenue from Contracts with Customers” (‘IFRS 15’), using the modified retrospective method applied to all contracts as of April 1, 2018. Results for reporting periods beginning after April 1, 2018 are presented under IFRS 15, while prior period amounts are not adjusted and continue to be reported in accordance with our historic accounting under IAS 18, Revenue (‘IAS 18’).

Revenue arises mainly from production and distribution of media content, television syndication or satellite rights and digital and ancillary rights.

The Group determines revenue recognition through the following steps:

1. Identification of the contract, or contracts, with a customer

2. Identification of the performance obligations in the contract

3. Determination of the transaction price

4. Allocation of the transaction price to the performance obligations in the contract

5. Recognition of revenue when, or as, a performance obligation/s are satisfied.

In all cases, the total transaction price for a contract is allocated amongst the various performance obligations based on their relative stand-alone selling prices. The transaction price for a contract excludes any amounts collected on behalf of third parties.

Revenue is recognised either at a point in time or over time, when (or as) the Group satisfies performance obligations by transferring the promised goods or services to its customers in an amount that reflects the consideration that it expects to receive in exchange for those services.

At contract inception, the Group assesses the services promised in the contracts with customers and identifies a performance obligation for each promise to transfer to the customer a service (or bundle of services) that is distinct. To identify the performance obligations, the Group considers all of the services promised in the contract regardless of whether they are explicitly stated or are implied by customary business practices.

The Group recognises contract liabilities for consideration received in respect of unsatisfied performance obligations and reports these amounts within ‘Trade and other payables’ in the Statement of Financial Position. Similarly, if the Group satisfies a performance obligation before it receives the consideration, the Group recognises either a contract asset or accrued receivable within ‘Trade and other receivables’ in the Statement of Financial Position, depending on whether something other than the passage of time is required before the consideration is due.

For certain content licensing arrangements, the Group’s collection period range between 2 – 3 years from contract inception date. Under IFRS 15, an entity needs to adjust the promised amount of consideration for the effects of the time value of money if the timing of payments agreed to by the parties to the contract (either explicitly or implicitly) provides the customer or the entity with a significant benefit. As such, for arrangements where the implied collection period (or normal credit term) is considered to be more than 1 year, revenue is recognised after adjusting the promised amount of consideration for a significant financing component, using the discount rate that would be reflected in a separate financing transaction between the entity and its customer at contract inception. The effects of financing, i.e. unwinding of the financing component, is recognised separately from revenue from contracts with customers in the Statement of Income, within ‘Finance income’. Any subsequent change in collection date from the anticipated collection date considered on the contract inception date has been recognised separately in the Statement of Income, within ‘Other gains/(losses), net’.

In case of television syndication rights, as on March 31, 2019, there were certain films in respect of which rights have not been transferred either because the delivery of the content has not been made or effective date mentioned in the contract has not arrived as on the reporting date. The aggregate amount of license fees allocated to the above movies for the twelve months ended March 31, 2019 is $14,723 which is included in contract liability. For the twelve months ended March 31, 2019, revenue amounting to $9,747 is included in the contract liability balance at the beginning of the period.

As such, the Group has performance obligations associated with fixed commitments in customer contracts for future services that have not yet been recognized in our condensed consolidated financial statements amounting to $ 10,347 as of March 31, 2019. The Company expects to recognize revenue on more than 80% of these remaining performance obligations by 12 months with the balance recognition thereafter over a period of 2 to 5years.

Practical Expedients and Exemptions

The Group generally expense sales commissions when incurred because the amortization period would have been one year or less. These costs are recorded within sales and marketing expenses.

Adoption of IFRS 9, "Financial Instruments"

On April 1, 2018, the Company adopted IFRS 9, “Financial Instruments” (‘IFRS 9’), using the modified retrospective method applied as of April 1, 2018. IFRS 9 Financial Instruments replaces IAS 39 ‘Financial Instruments: Recognition and Measurement’ requirements with effect from April 1, 2018. When adopting IFRS 9, the Group elected not to restate prior periods. Rather, differences arising from the adoption of IFRS 9 in relation to classification, measurement, and impairment are recognized in opening retained earnings as of April 1, 2018.

Major changes in IFRS 9 as compared to IAS 39 is on account of introduction of the expected credit loss model and the changes in categories of financial assets and financial liabilities.

The adoption of IFRS 9 has impacted the following areas:

•	The impairment of financial assets applying the expected credit loss model. This applies now to the Group’s trade and other receivables. For contract assets arising from IFRS 15 and trade receivables that do not contain a significant financing component, the Group applies a simplified model of recognizing lifetime expected credit losses. For all other financial assets, expected credit losses are measured at an amount equal to the twelve month ECL, unless there has been a significant increase in credit risk from initial recognition in which case those are measured at lifetime ECL.

•	The measurement of available for sale equity investments was at cost less impairment in IAS 39. This investment is now measured at fair value with changes in fair value presented in other comprehensive income.

•	The recognition of gains and losses arising from the Group’s own credit risk. The Group continues to elect the fair value option for certain financial liabilities which means that fair value movements from changes in the Group’s own credit risk are now presented in other comprehensive income rather than profit or loss.

Details showing the Classification and Measurement of the Company’s financial instruments on adoption of IFRS 9 as at April 1, 2018.

	IAS 39 Category	IFRS 9 Category	Total carrying value	Total fair value
Financial Assets
Cash and cash equivalents	Loans and Receivables	At amortized cost	87,762	87,762
Restricted deposits	Loans and Receivables	At amortized cost	7,468	7,468
Investment in equity instruments	Available for sale financial assets	Financial assets at FVTOCI*	27,257	27,257
Trade and other receivables	Loans and Receivables	At amortized cost	235,726	235,726
Total			358,213	358,213

	IAS 39 Category	IFRS 9 Category	Total carrying value	Total fair value
Financial Liabilities
Total borrowings (excluding convertible notes)	At amortized cost	At amortized cost	190,936	174,533
Convertible notes	Financial liabilities at FVTPL	Financial liabilities at FVTPL**	86,010	86,010
Trade and other payables	At amortized cost	At amortized cost	72,142	72,142
Acceptances	At amortized cost	At amortized cost	8,898	8,898
Total			357,986	341,583

* FVTOCI – Fair value through other comprehensive income.

** FVTPL - Fair value through profit and loss.

Details showing the Classification and Measurement of the Company’s financial instruments on adoption of IFRS 9 as at March 31, 2019.

	IAS 39 Category	IFRS 9 Category	Total carrying value	Total fair value
Financial Assets
Cash and cash equivalents	Loans and Receivables	At amortized cost	89,117	89,117
Restricted deposits	Loans and Receivables	At amortized cost	56,614	56,614
Investment at fair value	Available for sale financial assets	Financial assets at FVTPL**	1,042	1,042
Investment at amortized cost	Available for sale financial assets	Financial assets at FVTOCI*	2,650	2,650
Trade receivables	Trade Accounts Receivables	At amortized cost	71,129	71,129
Trade receivables	Trade Accounts Receivables	Financial assets at FVTOCI*	125,229	125,229
Total			350,445	345,781

	IAS 39 Category	IFRS 9 Category	Total carrying value	Total fair value
Financial Liabilities
Total borrowings (excluding convertible notes)	At amortized cost	At amortized cost	212,479	205,911
Convertible notes	Financial liabilities at FVTPL	Financial liabilities at FVTPL**	68,349	68,349
Trade and other payables	At amortized cost	At amortized cost	83,487	83,487
Acceptances	At amortized cost	At amortized cost	8,366	8,366
Total			372,681	366,113

* FVTOCI – Fair value through other comprehensive income.

** FVTPL - Fair value through profit and loss.

The cumulative effect of the changes made to the consolidated interim Statement of Financial Position as at April 1, 2018 in respect of the adoption of IFRS 9 were as follows:

Assets	As of March 31, 2018 (Reported)	IFRS 9	As of April 1, 2018
Trade and other receivables	$254,223	$(18,497)	$235,726
Deferred income tax liabilities	39,519	(673)	38,846
Currency translation reserve	(56,722)	(34)	(56,756)
Reserves	422,992	(14,270)	408,722
Non-controlling interests	137,728	(3,520)	134,208

However, as a result of adopting IFRS 15, amounts reported under IFRS 15 were not materially different from amounts that would have been reported under the previous revenue guidance of IAS 18, as such, cumulative adjustments to retained earnings is not material.

The impact of adoption of IFRS 15 and IFRS 9 on our consolidated Statement of Financial Position as at March 31, 2019 were as follows:

Assets	Balance at March 31, 2019 (Reported)	IFRS 9	IFRS 15(*)	Balance at March 31, 2019 (without adoption of IFRS 9/15)
Trade and other receivables	$215,210	$10,767	$24,273	$250,250
Liabilities and Shareholders' Equity
Currency translation reserve	(64,179)	(126)	—	(64,305)
Reserves	(2,202)	4,121	22,918	24,837
Other long-term liability	13,898	—	(458)	13,440
Deferred income tax liabilities	27,427	921	—	28,348
Non-controlling interests	135,529	5,851	1,813	143,193

(*) incremental impact on account of adoption of IFRS 15 and IFSR 9, in addition to those reported under guidance of IAS 18 and IAS 39

The impact of adoption of IFRS 15 and IFRS 9 on the consolidated Statement of Income for twelve months ended March 31, 2019 was as follows:

	March 31, 2019 (Reported)	IFRS 9(*)	IFRS 15(*)	March 31, 2019 (without adoption of IFRS 9/15)
Revenue	$270,126	$—	$24,273	$294,399
Cost of sales	(155,396)	—	—	(155,396)
Gross profit	114,730	—	24,273	139,003
Administrative cost	(87,134)	10,673	—	(76,461)
Operating profit before exceptional item	27,596	10,673	24,273	62,542
Impairment loss	(423,335)	—	—	(423,335)
Operating profit/(loss)	(395,739)	10,673	24,273	(360,793)
Financing costs	(24,093)	—	458	(23,635)
Finance income	16,419	(2,209)	—	14,210
Net finance costs	(7,674)	(2,209)	458	(9,425)
Other gains/(losses)	288	(20,698)	—	(20,410)
Profit/(loss) before tax	(403,125)	(12,234)	24,731	(390,628)
Income tax	(7,328)	(248)	—	(7,576)
Profit/(loss) for the year	(410,453)	(12,482)	24,731	(398,204)
Other comprehensive income / (loss)	(41,462)	4,664	—	(36,798)
Total comprehensive (loss)/income for the year	(451,915)	(7,818)	24,731	(435,002)

Profit/(loss) for the year
Attributable to
Equity holders of Eros International Plc	(423,867)	(14,591)	22,918	(415,540)
Non-controlling interest	13,414	2,109	1,813	17,336
Total comprehensive (loss)/income for the year
Attributable to
Equity holders of Eros International Plc	(459,321)	(10,149)	22,918	(446,552)
Non-controlling interest	7,406	2,331	1,813	11,550

(*) incremental impact on account of adoption of IFRS 15 and IFRS 9 in addition to those reported under guidance of IAS 18 and IAS 39

Earnings Per Share

	Basic	Diluted
Earnings
Earnings attributable to the equity holders of the parent	$(415,540)	$(415,540)
Potential dilutive effect related to share based compensation scheme in subsidiary undertaking	—	(197)
Adjusted earnings attributable to equity holders to Eros International Plc	(415,540)	(415,737)
Number of shares
Weighted average number of shares	70,706,579	70,706,579
Potential or dilutive effect related to share based compensation scheme	—	1,463,640
Adjusted weighted average number of shares	70,706,579	72,170,219
Earnings/(loss) per share
Earnings attributable to the equity holders of Eros International Plc per share (in cents)	(587.7)	(587.7)

Since there is loss for the fiscal year ended March 2019, the potential equity shares resulting from dilutive options are not considered as dilutive and hence, the Diluted EPS is same as Basic EPS.